Other Liabilities - Environmental Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities
Total amounts accrued for non-ARO environmental liabilities	$ 255	$ 267
Total amounts accrued for ARO liabilities	$ 146	$ 152